BNY Mellon International Equity ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3%
Australia — 6.2%
AGL Energy Ltd.	27,667	175,408
ALS Ltd.	24,469	422,373
Ampol Ltd.	12,819	258,993
ANZ Group Holdings Ltd.	144,256	3,708,848
APA Group	62,835	390,009
Aristocrat Leisure Ltd.	27,682	1,038,669
ASX Ltd.	8,874	356,091
Atlas Arteria Ltd.	39,932	139,033
Aurizon Holdings Ltd.	72,734	188,020
BHP Group Ltd.	226,012	8,006,884
BHP Group Ltd.	12,756	443,737
BlueScope Steel Ltd.	21,528	456,063
Brambles Ltd.	65,752	1,031,801
CAR Group Ltd.	17,302	334,537
Charter Hall Group	22,717	366,190
Cochlear Ltd.	3,093	583,086
Coles Group Ltd.	63,227	942,569
Commonwealth Bank of Australia	80,193	8,390,925
Computershare Ltd.	24,583	563,319
CSL Ltd.	22,915	2,912,354
Dexus	54,770	257,841
EBOS Group Ltd.	8,184	127,267
Endeavour Group Ltd.	55,804	144,646
Evolution Mining Ltd.	95,962	988,897
Fortescue Ltd.	76,033	1,118,563
Goodman Group	96,936	2,086,828
Insurance Australia Group Ltd.	112,213	597,442
IREN Ltd.(a),(b)	12,628	678,629
JB Hi-Fi Ltd.	5,385	306,135
Lynas Rare Earths Ltd.(a)	45,273	472,568
Macquarie Group Ltd.	17,122	2,545,060
Medibank Private Ltd.	136,091	440,464
Mirvac Group	185,067	259,297
National Australia Bank Ltd.	147,852	4,492,165
NEXTDC Ltd.(a)	32,489	303,165
Northern Star Resources Ltd.	66,673	1,351,723
Orica Ltd.	23,108	416,363
Origin Energy Ltd.	80,658	666,759
PLS Group Ltd.(a)	141,336	424,765
Pro Medicus Ltd.	2,440	314,724
Qantas Airways Ltd.	74,465	525,316
QBE Insurance Group Ltd.	72,413	1,001,389
Ramsay Health Care Ltd.	7,721	196,669
REA Group Ltd.	2,413	320,759
Reece Ltd.	14,240	147,642
Rio Tinto Ltd.	17,864	1,896,591
Santos Ltd.	157,751	774,692
Scentre Group	261,911	748,606

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Australia — 6.2% (continued)
SEEK Ltd.	16,966	249,240
SGH Ltd.	9,610	312,513
Sigma Healthcare Ltd.	232,141	502,515
Sonic Healthcare Ltd.	20,556	330,492
South32 Ltd.	201,056	650,726
Stockland	117,856	445,020
Suncorp Group Ltd.	52,628	626,765
Technology One Ltd.	13,219	233,274
Telstra Group Ltd.	551,167	1,884,266
The GPT Group	92,692	343,508
The Lottery Corp., Ltd.	105,123	379,266
TPG Telecom Ltd.	5,620	15,237
Transurban Group	152,949	1,494,720
Treasury Wine Estates Ltd.	29,716	111,582
Vicinity Ltd.	180,003	310,209
Washington H Soul Pattinson & Co. Ltd.	16,912	457,203
Wesfarmers Ltd.	53,480	3,123,117
Westpac Banking Corp.	163,878	4,456,719
Whitehaven Coal Ltd.	37,810	233,887
WiseTech Global Ltd.	8,129	330,297
Woodside Energy Group Ltd.	89,158	1,584,601
Woolworths Group Ltd.	56,538	1,225,462
Worley Ltd.	22,911	215,235
		73,829,728
Austria — .4%
ANDRITZ AG	3,458	300,309
BAWAG Group AG(c)	3,459	565,403
Erste Group Bank AG	14,315	1,864,775
EVN AG	2,328	78,793
OMV AG	7,141	425,191
Raiffeisen Bank International AG	6,162	312,872
Strabag SE	1,178	122,624
Verbund AG	3,209	236,500
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,790	141,185
voestalpine AG	5,586	265,816
Wienerberger AG	4,847	160,879
		4,474,347
Belgium — .8%
Ackermans & van Haaren NV	979	290,935
Ageas SA	8,133	580,044
Anheuser-Busch InBev SA	46,179	3,300,619
Azelis Group NV	6,386	63,512
Colruyt Group NV	996	38,343
D’ieteren Group	1,032	236,828
Elia Group SA	2,043	297,246
Financiere de Tubize SA	968	247,015
Groupe Bruxelles Lambert NV	3,632	345,234
KBC Group NV	12,046	1,703,906
Lotus Bakeries NV	21	247,329
Sofina SA	847	247,879
Solvay SA(b)	3,790	111,818

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Belgium — .8% (continued)
Syensqo SA(b)	3,492	295,037
UCB SA	5,767	1,752,233
Warehouses De Pauw, CVA	9,780	278,072
		10,036,050
Canada — 11.4%
Agnico Eagle Mines Ltd.	23,967	4,581,190
Alamos Gold, Inc., Cl. A	20,050	747,128
Alimentation Couche-Tard, Inc.	34,325	1,795,653
AltaGas Ltd.	14,058	426,365
ARC Resources Ltd.	27,730	517,474
AtkinsRealis Group, Inc.	8,065	569,133
Bank of Montreal	34,696	4,749,546
Barrick Mining Corp.	80,817	3,714,544
BCE, Inc.	45,111	1,172,623
Bombardier, Inc., Cl. B(a)	4,189	719,568
Brookfield Corp.	108,906	4,991,910
Brookfield Wealth Solutions Ltd.	2,498	114,611
CAE, Inc.(a)	15,134	487,721
Cameco Corp.	20,942	2,604,469
Canadian Imperial Bank of Commerce	44,349	4,121,315
Canadian National Railway Co.	26,396	2,553,345
Canadian Natural Resources Ltd.	98,855	3,696,067
Canadian Pacific Kansas City Ltd.	44,379	3,317,241
Canadian Tire Corp. Ltd., Cl. A	2,462	304,571
Canadian Utilities Ltd., Cl. A	6,900	224,556
CCL Industries, Inc., Cl. B	7,232	438,251
Celestica, Inc.(a)	5,485	1,549,847
Cenovus Energy, Inc.	61,718	1,224,652
CGI, Inc.	9,171	790,352
Choice Properties Real Estate Investment Trust	14,287	160,790
Constellation Software, Inc.	948	1,759,248
Dollarama, Inc.	12,888	1,746,445
Emera, Inc.	13,691	682,351
Empire Co. Ltd.	6,915	227,138
Enbridge, Inc.	104,166	5,113,107
Fairfax Financial Holdings Ltd.	1,046	1,735,774
First Quantum Minerals Ltd.(a)	32,911	935,454
FirstService Corp.	1,967	306,435
Fortis, Inc.	24,846	1,332,068
Franco-Nevada Corp.	9,318	2,193,272
George Weston Ltd.	7,426	520,804
GFL Environmental, Inc.	9,578	413,704
Gildan Activewear, Inc.	6,576	429,627
Great-West Lifeco, Inc.	12,941	609,134
Hydro One Ltd.(c)	15,547	618,022
iA Financial Corp., Inc.	4,687	579,095
IGM Financial, Inc.	4,639	225,621
Imperial Oil Ltd.	7,207	732,169
Intact Financial Corp.	8,397	1,537,275
Ivanhoe Mines Ltd., Cl. A(a)	33,598	427,248
Keyera Corp.	10,640	362,301

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Canada — 11.4% (continued)
Kinross Gold Corp.	59,805	1,893,762
Loblaw Cos., Ltd.	26,282	1,189,158
Lundin Gold, Inc.	4,701	354,376
Lundin Mining Corp.	32,902	834,608
Magna International, Inc.	12,035	618,659
Manulife Financial Corp.	81,076	3,105,573
Metro, Inc.	10,627	709,356
National Bank of Canada	19,054	2,282,990
Nutrien Ltd.	23,535	1,629,366
Onex Corp.	2,773	237,583
Open Text Corp.	12,396	318,379
Pan American Silver Corp.	20,220	1,107,796
Pembina Pipeline Corp.	27,044	1,129,971
Power Corp. of Canada	25,161	1,275,934
Quebecor, Inc., Cl. B	7,652	280,674
Restaurant Brands International, Inc.	14,319	964,681
Rogers Communications, Inc., Cl. B	17,818	676,325
Royal Bank of Canada	67,411	11,286,358
Saputo, Inc.	11,652	353,479
Shopify, Inc., Cl. A(a)	56,606	7,468,740
Stantec, Inc.	5,636	561,623
Sun Life Financial, Inc.	26,654	1,688,818
Suncor Energy, Inc.	58,860	3,128,276
TC Energy Corp.	50,367	2,969,613
Teck Resources Ltd., Cl. B	20,799	1,122,469
TELUS Corp.	71,113	997,782
TFI International, Inc.	3,701	399,932
The Bank of Nova Scotia	59,531	4,475,321
The Toronto-Dominion Bank	81,626	7,671,030
Thomson Reuters Corp.	6,407	711,836
Tourmaline Oil Corp.	17,241	820,448
Waste Connections, Inc.	12,251	2,060,907
Wheaton Precious Metals Corp.	21,650	2,868,067
WSP Global, Inc.	6,421	1,248,163
		136,501,267
Chile — .1%
Antofagasta PLC	16,942	848,111
China — .1%
BYD Electronic International Co. Ltd.(b)	34,500	147,547
China Mengniu Dairy Co. Ltd.	150,000	313,072
CSPC Pharmaceutical Group Ltd.	408,000	501,530
Fosun International Ltd.	115,500	61,524
Qingdao Port International Co. Ltd., Cl. H(c)	11,000	10,578
Yangzijiang Shipbuilding Holdings Ltd.	137,300	361,373
		1,395,624
Denmark — 1.7%
AP Moller - Maersk AS, Cl. A	138	340,098
AP Moller - Maersk AS, Cl. B(b)	226	562,732
Carlsberg AS, Cl. B	4,378	594,920
Coloplast AS, Cl. B	5,928	506,182
Danske Bank AS	31,229	1,599,459

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Denmark — 1.7% (continued)
DSV AS	9,145	2,577,185
Genmab AS(a)	2,988	962,489
Novo Nordisk AS, Cl. B	152,592	8,983,364
Novonesis Novozymes B, Cl. B	17,143	1,053,345
Orsted AS(a),(c)	20,708	467,128
Pandora AS	3,504	284,129
Tryg AS	16,291	397,335
Vestas Wind Systems AS	49,113	1,499,475
		19,827,841
Faroe Islands — .0%
Bakkafrost P/F	2,480	119,930
Finland — 1.0%
Elisa OYJ	6,234	275,590
Fortum OYJ	21,718	514,542
Kesko OYJ, Cl. B	12,642	320,945
Kone OYJ, Cl. B	16,098	1,160,938
Metso OYJ	30,730	603,757
Neste OYJ	21,077	540,603
Nokia OYJ	245,636	1,585,012
Nordea Bank Abp	150,939	2,929,608
Orion OYJ, Cl. B	4,859	402,614
Sampo OYJ, Cl. A	119,976	1,341,662
Stora Enso OYJ, Cl. R	28,423	329,277
UPM-Kymmene OYJ	25,157	699,421
Wartsila OYJ Abp	22,934	933,097
		11,637,066
France — 7.8%
Air Liquide SA	26,892	5,052,847
Airbus SE	28,215	6,491,686
AXA SA	81,109	3,708,176
BNP Paribas SA	47,765	5,182,336
Bollore SE	34,695	198,698
Bouygues SA	9,975	541,245
Capgemini SE	7,386	1,152,827
Cie de Saint-Gobain SA	21,965	2,174,602
Cie Generale des Etablissements Michelin SCA	31,432	1,172,278
Credit Agricole SA	47,859	1,040,215
Danone SA	30,790	2,411,684
Dassault Systemes SE	32,915	909,237
Engie SA	83,800	2,502,296
EssilorLuxottica SA	13,989	4,291,993
Hermes International SCA	1,571	3,792,095
Kering SA	3,538	1,111,807
Legrand SA	11,888	1,909,253
L’Oreal SA	10,661	4,908,286
LVMH Moet Hennessy Louis Vuitton SE	12,551	8,165,959
Orange SA	91,770	1,705,308
Pernod Ricard SA	8,813	787,171
Publicis Groupe SA	10,787	1,080,522
Safran SA	16,858	6,036,615
Sanofi SA	52,860	4,980,504

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
France — 7.8% (continued)
Sartorius Stedim Biotech	1,420	318,097
Schneider Electric SE	26,087	7,519,665
Societe Generale SA	33,434	2,935,389
Thales SA	4,088	1,245,007
TotalEnergies SE	96,787	7,041,002
Vinci SA	23,268	3,353,539
		93,720,339
Germany — 7.4%
adidas AG	7,908	1,403,172
Allianz SE	18,524	8,193,418
BASF SE	42,935	2,347,537
Bayer AG	46,472	2,463,528
Bayerische Motoren Werke AG	13,140	1,366,555
Beiersdorf AG	4,741	566,553
BioNTech SE, ADR(a)	4,363	502,696
Commerzbank AG	33,572	1,385,487
Continental AG	5,466	433,337
Daimler Truck Holding AG	24,004	1,169,673
Deutsche Bank AG	86,982	3,445,836
Deutsche Boerse AG	8,726	2,214,252
Deutsche Post AG	46,500	2,617,693
Deutsche Telekom AG	168,377	5,642,747
E.ON SE	104,682	2,224,826
Fresenius Medical Care AG	9,818	442,790
Fresenius SE & Co. KGaA	20,287	1,139,391
Hannover Rueck SE	2,928	831,814
Hapag-Lloyd AG(c)	305	43,977
Heidelberg Materials AG	6,115	1,682,647
Henkel AG & Co. KGaA	5,074	420,429
Infineon Technologies AG	62,889	3,113,102
Knorr-Bremse AG	3,185	373,032
Mercedes-Benz Group AG	33,530	2,305,192
Merck KGaA	5,977	892,732
MTU Aero Engines AG	2,627	1,170,396
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,243	3,805,602
Rheinmetall AG	2,191	4,643,540
RWE AG	32,753	2,085,394
SAP SE	49,677	10,079,837
Siemens AG	35,641	10,867,244
Siemens Energy AG(a)	35,549	6,113,169
Siemens Healthineers AG(c)	14,352	720,007
Symrise AG	5,964	504,178
Talanx AG	2,681	339,678
Volkswagen AG	1,372	167,954
Vonovia SE	34,921	1,022,396
		88,741,811
Hong Kong — 2.0%
AIA Group Ltd.	509,400	5,893,221
Alibaba Health Information Technology Ltd.(a),(b)	274,000	228,751
Budweiser Brewing Co. APAC Ltd.(b),(c)	73,400	72,369
Cathay Pacific Airways Ltd.	46,000	72,213

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Hong Kong — 2.0% (continued)
China Gas Holdings Ltd.	144,800	143,508
Chow Tai Fook Jewellery Group Ltd.	84,200	155,253
CK Asset Holdings Ltd.	87,500	513,592
CK Hutchison Holdings Ltd.	129,000	1,044,758
CK Infrastructure Holdings Ltd.	28,500	234,468
CLP Holdings Ltd.	92,500	875,882
Futu Holdings Ltd., ADR(a)	2,817	457,960
Galaxy Entertainment Group Ltd.	101,000	514,719
Geely Automobile Holdings Ltd.	293,000	603,656
Hang Lung Properties Ltd.	84,000	101,535
Henderson Land Development Co. Ltd.	64,000	255,026
HK Electric Investments & HK Electric Investments Ltd.	139,000	118,893
HKT Trust & HKT Ltd.	189,000	283,148
Hong Kong & China Gas Co. Ltd.	512,507	483,652
Hong Kong Exchanges & Clearing Ltd.	57,800	3,198,735
Hongkong Land Holdings Ltd.	44,068	373,256
Jardine Matheson Holdings Ltd.	9,224	671,231
Link REIT	125,103	575,400
MTR Corp. Ltd.(b)	84,000	371,937
Power Assets Holdings Ltd.	72,000	559,151
Prudential PLC	121,180	2,002,955
Sino Biopharmaceutical Ltd.	446,000	379,200
Sino Land Co. Ltd.	154,000	232,291
SITC International Holdings Co. Ltd.	59,000	220,144
Sun Hung Kai Properties Ltd.	70,000	1,126,676
Swire Pacific Ltd., Cl. A	16,000	154,475
Swire Properties Ltd.	57,000	173,123
Techtronic Industries Co. Ltd.	72,000	981,856
The Wharf Holdings Ltd.(b)	46,000	148,666
WH Group Ltd.(c)	341,000	400,832
Wharf Real Estate Investment Co. Ltd.	67,000	233,179
Xinyi Glass Holdings Ltd.(b)	78,851	103,187
		23,958,898
Ireland — .8%
AerCap Holdings NV	8,388	1,205,020
AIB Group PLC(a)	99,732	1,121,211
Bank of Ireland Group PLC	46,609	950,667
DCC PLC	4,921	313,062
Experian PLC	44,220	1,673,579
ICON PLC(a)	3,597	648,359
James Hardie Industries PLC, CDI(a)	26,639	618,270
Kerry Group PLC, Cl. A	6,965	619,789
Kingspan Group PLC(b)	7,294	637,785
Ryanair Holdings PLC	49,327	1,678,895
		9,466,637
Israel — 1.4%
Airport City Ltd.(a)	2,927	54,848
Amot Investments Ltd.	13,924	108,539
Azrieli Group Ltd.	2,008	271,272
Bank Hapoalim BM	61,450	1,528,495
Bank Leumi Le-Israel BM	69,939	1,691,218

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Israel — 1.4% (continued)
Bezeq The Israeli Telecommunication Corp. Ltd.	128,303	331,427
Big Shopping Centers Ltd.	764	184,869
Camtek Ltd.(a)	1,276	197,445
Cellebrite DI Ltd.(a)	7,053	103,750
Check Point Software Technologies Ltd.(a)	4,197	753,403
Clal Insurance Enterprises Holdings Ltd.	2,939	215,594
CyberArk Software Ltd.(a)	2,247	968,075
Delek Group Ltd.	472	133,197
Elbit Systems Ltd.	1,287	915,359
Energix-Renewable Energies Ltd.	13,407	85,768
Enlight Renewable Energy Ltd.(a)	5,970	340,188
Etoro Group Ltd., Cl. A(a)	1,144	33,634
Fattal Holdings 1998 Ltd.(a)	297	61,459
Global-e Online Ltd.(a)	4,969	181,617
Harel Insurance Investments & Financial Services Ltd.	5,193	239,788
ICL Group Ltd.	30,320	165,610
Israel Corp. Ltd.	304	91,326
Israel Discount Bank Ltd., Cl. A	60,095	712,685
Melisron Ltd.	1,208	159,482
Menora Mivtachim Holdings Ltd.	895	115,698
Migdal Insurance & Financial Holdings Ltd.(a)	33,199	179,402
Mivne Real Estate KD Ltd.	29,183	137,114
Mizrahi Tefahot Bank Ltd.	7,216	568,332
Monday.com Ltd.(a)	1,713	196,567
Next Vision Stabilized Systems Ltd.	3,307	298,447
Nice Ltd.(a)	2,759	295,594
Nova Ltd.(a)	1,334	664,755
Oddity Tech Ltd., Cl. A(a)	2,109	69,260
OPC Energy Ltd.(a)	7,094	194,314
Phoenix Financial Ltd.	10,396	507,959
Plus500 Ltd.	3,170	182,440
Shapir Engineering and Industry Ltd.	6,613	63,982
Shufersal Ltd.	13,908	180,196
Strauss Group Ltd.	2,526	95,714
Teva Pharmaceutical Industries Ltd.(a),(b)	55,011	1,797,861
The First International Bank of Israel Ltd.	2,303	196,885
Tower Semiconductor Ltd.(a)	5,448	742,877
Wix.com Ltd.(a)	2,541	220,660
		16,237,105
Italy — 2.7%
A2A SpA	84,692	256,016
Banca Mediolanum SpA	10,059	236,463
Banca Monte dei Paschi di Siena SpA	91,438	950,081
Banco BPM SpA	52,092	782,080
BPER Banca SPA	68,328	963,654
Davide Campari-Milano NV(b)	22,352	159,121
Enel SpA	366,247	4,055,565
Eni SpA	99,340	2,035,774
Ferrari NV	5,827	1,946,539
FinecoBank Banca Fineco SpA	29,484	783,944
Generali	43,712	1,788,355

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Italy — 2.7% (continued)
Infrastrutture Wireless Italiane SpA(b),(c)	19,802	175,268
Intesa Sanpaolo SpA	704,134	4,997,577
Leonardo SpA	19,257	1,289,787
Moncler SpA	10,426	607,888
Nexi SpA(b),(c)	28,935	124,094
Poste Italiane SpA(c)	20,588	543,736
PRADA SpA	20,800	106,641
Prysmian SpA	13,585	1,623,419
Recordati Industria Chimica e Farmaceutica SpA	5,456	300,782
Snam SpA	93,361	643,968
Telecom Italia SpA(a)	508,475	344,798
Telecom Italia SpA(a)	307,622	244,757
Terna - Rete Elettrica Nazionale	68,662	745,449
UniCredit SpA	67,187	5,870,810
Unipol Assicurazioni SpA	16,532	369,255
		31,945,821
Japan — 21.5%
ABC-Mart, Inc.	5,800	93,114
Acom Co. Ltd.	21,500	71,262
Advantest Corp.	35,400	5,852,956
Aeon Co. Ltd.	115,130	1,578,503
AGC, Inc.	7,900	291,859
Air Water, Inc.	10,900	165,662
Aisin Corp.	25,600	458,613
Ajinomoto Co., Inc.	41,200	940,127
Alfresa Holdings Corp.	9,400	151,670
ALSOK Co. Ltd.	20,200	156,810
Amada Co. Ltd.	16,900	216,865
ANA Holdings, Inc.	20,900	407,134
Asahi Group Holdings Ltd.	69,400	725,447
Asahi Intecc Co. Ltd.	11,200	186,594
Asahi Kasei Corp.	60,200	585,180
Asics Corp.	30,100	724,890
Astellas Pharma, Inc.	82,700	1,149,415
Azbil Corp.	24,600	214,807
Bandai Namco Holdings, Inc.	26,700	694,068
BayCurrent, Inc.	5,600	197,521
Bridgestone Corp.	53,400	1,206,398
Brother Industries Ltd.	12,900	262,750
Canon, Inc.	44,900	1,363,649
Capcom Co. Ltd.	16,900	431,210
Central Japan Railway Co.	46,000	1,284,338
Chubu Electric Power Co., Inc.	32,500	473,827
Chugai Pharmaceutical Co. Ltd.	31,100	1,774,349
Coca-Cola Bottlers Japan Holdings, Inc.	5,700	126,741
Cosmos Pharmaceutical Corp.	1,600	72,034
CyberAgent, Inc.	21,100	191,563
Dai Nippon Printing Co. Ltd.	20,800	373,162
Daifuku Co. Ltd.	16,400	588,767
Dai-ichi Life Holdings, Inc.	171,300	1,501,901
Daiichi Sankyo Co. Ltd.	82,900	1,524,079

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Japan — 21.5% (continued)
Daikin Industries Ltd.	13,300	1,602,363
Daito Trust Construction Co. Ltd.	15,400	312,972
Daiwa House Industry Co. Ltd.	27,400	934,293
Daiwa House REIT Investment Corp.	222	193,995
Daiwa Securities Group, Inc.	63,600	619,879
Denso Corp.	80,700	1,121,095
Dentsu Group, Inc.(a)	7,300	141,613
Disco Corp.	4,400	1,887,955
East Japan Railway Co.	48,400	1,221,452
Ebara Corp.	22,000	664,022
Eisai Co. Ltd.	11,300	315,793
Electric Power Development Co. Ltd.	9,700	206,501
ENEOS Holdings, Inc.	128,100	1,078,295
FANUC Corp.	44,600	1,812,507
Fast Retailing Co. Ltd.	8,400	3,201,867
Food & Life Cos., Ltd.	4,600	252,603
Fuji Electric Co. Ltd.	6,500	463,082
Fuji Media Holdings, Inc.(b)	6,500	164,164
FUJIFILM Holdings Corp.	56,300	1,126,657
Fujikura Ltd.	11,400	1,446,247
Fujitsu Ltd.	87,800	2,437,751
Fukuoka Financial Group, Inc.	8,000	290,471
GLP J-REIT	243	224,002
GMO Payment Gateway, Inc.	1,700	98,478
Hakuhodo DY Holdings, Inc.	10,600	79,366
Hamamatsu Photonics KK	11,100	123,189
Hankyu Hanshin Holdings, Inc.	11,300	316,160
Haseko Corp.	13,600	279,035
Hikari Tsushin, Inc.	700	192,902
Hirose Electric Co. Ltd.	1,400	150,519
Hitachi Construction Machinery Co. Ltd.	4,300	140,797
Hitachi Ltd.	208,500	7,246,003
Honda Motor Co. Ltd.	226,900	2,287,239
Hoshizaki Corp.	4,800	158,413
Hoya Corp.	16,400	2,750,344
Hulic Co. Ltd.	27,300	325,455
Ibiden Co. Ltd.	11,400	608,133
Idemitsu Kosan Co. Ltd.	42,700	361,646
IHI Corp.	49,400	1,142,611
Iida Group Holdings Co. Ltd.	7,000	115,668
Inpex Corp.	42,000	937,417
Isetan Mitsukoshi Holdings Ltd.	16,900	271,204
Isuzu Motors Ltd.	28,900	465,555
ITOCHU Corp.	299,700	3,829,306
J Front Retailing Co. Ltd.	13,800	201,597
Japan Airlines Co. Ltd.	21,900	415,186
Japan Exchange Group, Inc.	47,200	516,183
Japan Metropolitan Fund Invest	348	274,547
Japan Post Bank Co. Ltd.	66,900	1,188,292
Japan Post Holdings Co. Ltd.	83,200	1,000,223
Japan Post Insurance Co. Ltd.	7,900	244,538

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Japan — 21.5% (continued)
Japan Real Estate Investment Corp.	381	308,238
Japan Tobacco, Inc.	53,500	1,935,586
JFE Holdings, Inc.	25,700	347,531
JX Advanced Metals Corp.	25,800	424,230
Kajima Corp.	21,000	857,643
Kansai Paint Co. Ltd.	6,700	107,128
Kao Corp.	22,300	894,255
Kawasaki Heavy Industries Ltd.	7,300	609,280
Kawasaki Kisen Kaisha Ltd.	16,800	242,754
KDDI Corp.	147,600	2,493,967
Keio Corp.	5,800	145,019
Keisei Electric Railway Co. Ltd.	17,700	140,099
Kewpie Corp.	5,400	151,750
Keyence Corp.	8,800	3,219,707
Kikkoman Corp.	31,400	283,040
Kinden Corp.	5,200	230,504
Kintetsu Group Holdings Co. Ltd.	7,200	149,685
Kioxia Holdings Corp.(a)	3,600	498,483
Kirin Holdings Company Ltd.	39,300	609,397
Kobayashi Pharmaceutical Co. Ltd.	2,800	98,143
Kobe Bussan Co. Ltd.	6,700	165,263
Koei Tecmo Holdings Co. Ltd.	6,100	67,956
Koito Manufacturing Co. Ltd.	9,400	147,191
Kokusai Electric Corp.	6,600	273,823
Komatsu Ltd.	42,800	1,645,023
Konami Group Corp.	4,500	655,484
Kubota Corp.	44,500	683,539
Kuraray Co. Ltd.	15,900	171,668
Kurita Water Industries Ltd.	5,000	250,000
Kyocera Corp.	64,900	971,018
Kyoto Financial Group, Inc.	15,100	364,824
Kyowa Kirin Co. Ltd.	8,700	141,250
Kyushu Electric Power Co., Inc.	20,100	224,441
Kyushu Railway Co.	6,400	163,713
Lasertec Corp.	3,600	849,242
Lixil Corp.	13,300	152,822
LY Corp.	112,500	289,236
M3, Inc.	21,500	266,276
Makita Corp.	10,500	364,226
Marubeni Corp.	70,000	2,321,081
Marui Group Co. Ltd.	6,300	123,582
MatsukiyoCocokara & Co.	17,000	273,084
Mazda Motor Corp.	25,600	196,904
McDonald’s Holdings Co. Japan Ltd.	3,900	169,642
Mebuki Financial Group, Inc.	46,500	350,724
Medipal Holdings Corp.	8,600	156,044
MEIJI Holdings Co. Ltd.	10,800	253,652
Metaplanet, Inc.(a)	39,600	111,412
Minebea Mitsumi, Inc.	17,000	345,488
MISUMI Group, Inc.	14,000	231,609
Mitsubishi Chemical Group Corp.	62,800	415,247

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Japan — 21.5% (continued)
Mitsubishi Corp.	162,100	4,305,223
Mitsubishi Electric Corp.	92,400	2,893,116
Mitsubishi Estate Co. Ltd.	54,500	1,392,001
Mitsubishi Gas Chemical Co., Inc.	7,400	146,935
Mitsubishi HC Capital, Inc.	43,400	379,532
Mitsubishi Heavy Industries Ltd.	150,100	4,397,134
Mitsubishi Motors Corp.	24,100	59,305
Mitsubishi UFJ Financial Group, Inc.	551,700	10,030,096
Mitsui & Co. Ltd.	116,200	3,792,733
Mitsui Chemicals, Inc.	17,100	250,082
Mitsui Fudosan Co. Ltd.	132,400	1,517,030
Mitsui O.S.K. Lines Ltd.	16,400	514,454
Mizuho Financial Group, Inc.	118,960	5,230,816
MonotaRO Co. Ltd.	12,400	168,123
MS&AD Insurance Group Holdings, Inc.	62,800	1,600,736
Murata Manufacturing Co. Ltd.	80,100	1,628,378
NEC Corp.	60,000	2,026,449
Nexon Co. Ltd.	15,100	360,517
NGK Insulators Ltd.	10,900	260,664
NH Foods Ltd.	3,700	167,131
Nichirei Corp.	9,300	115,270
NIDEC Corp.	40,500	579,172
Nikon Corp.	14,600	183,659
Nintendo Co. Ltd.	55,000	3,585,019
Nippon Building Fund, Inc.	410	381,402
Nippon Express Holdings, Inc.	11,100	252,351
Nippon Paint Holdings Co. Ltd.	39,800	264,327
Nippon Prologis REIT, Inc.	355	207,808
Nippon Sanso Holdings Corp.	8,000	243,122
Nippon Steel Corp.	238,800	999,876
Nippon Television Holdings, Inc.	7,700	185,387
Nippon Yusen KK	18,600	611,560
Nissan Chemical Corp.	6,500	224,293
Nissan Motor Co. Ltd.(a)	104,100	254,615
Nisshin Seifun Group, Inc.	8,400	106,947
Nissin Foods Holdings Co. Ltd.	8,500	172,469
Niterra Co. Ltd.	6,900	301,970
Nitori Holdings Co. Ltd.	17,000	292,590
Nitto Denko Corp.	33,000	732,905
Nomura Holdings, Inc.	148,300	1,358,407
Nomura Real Estate Holdings, Inc.	26,100	173,594
Nomura Real Estate Master Fund, Inc.	231	250,228
Nomura Research Institute Ltd.	20,000	609,490
NTT, Inc.	2,565,700	2,576,345
Obayashi Corp.	30,400	687,183
OBIC Business Consultants Co. Ltd.	1,000	44,470
OBIC Co. Ltd.	15,900	442,904
Odakyu Electric Railway Co. Ltd.	17,000	182,607
Oji Holdings Corp.	35,600	211,209
Olympus Corp.	49,700	593,139
Omron Corp.	7,500	190,441

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Japan — 21.5% (continued)
Ono Pharmaceutical Co. Ltd.	17,800	265,685
Open House Group Co. Ltd.	4,100	241,705
Oracle Corp.	1,200	81,369
Oriental Land Co. Ltd.	50,700	890,520
ORIX Corp.	54,100	1,646,217
Orix JREIT, Inc.	298	200,135
Osaka Gas Co. Ltd.	17,100	642,275
Otsuka Corp.	11,100	220,331
Otsuka Holdings Co. Ltd.	21,400	1,281,975
Pan Pacific International Holdings Corp.	95,600	567,613
Panasonic Holdings Corp.	107,500	1,475,285
Persol Holdings Co. Ltd.	92,100	161,441
Rakuten Bank Ltd.(a)	3,900	186,177
Rakuten Group, Inc.(a)	69,700	417,947
Recruit Holdings Co. Ltd.	70,600	3,707,118
Renesas Electronics Corp.(a)	79,600	1,329,247
Resona Holdings, Inc.	108,000	1,252,859
Resonac Holdings Corp.	7,800	452,548
Ricoh Co. Ltd.	24,100	212,785
Rinnai Corp.	5,700	149,982
Rohm Co. Ltd.	15,500	270,692
Rohto Pharmaceutical Co. Ltd.	8,800	145,925
Ryohin Keikaku Co. Ltd.	24,000	479,347
Sanrio Co. Ltd.	7,100	218,855
Santen Pharmaceutical Co. Ltd.	15,600	175,760
Sanwa Holdings Corp.	8,000	181,512
SBI Holdings, Inc.	28,800	650,455
SCREEN Holdings Co. Ltd.	3,900	497,044
SECOM Co. Ltd.	20,100	737,365
Sega Sammy Holdings, Inc.	8,200	128,667
Seibu Holdings, Inc.	9,700	257,497
Seiko Epson Corp.	14,600	187,161
Sekisui Chemical Co. Ltd.	19,100	338,392
Sekisui House Ltd.(b)	29,600	659,697
Seven & i Holdings Co. Ltd.	109,000	1,562,291
SG Holdings Co. Ltd.	10,200	98,522
Sharp Corp.(a)	15,900	72,326
Shimadzu Corp.	10,600	286,130
Shimamura Co. Ltd.	2,200	147,964
Shimano, Inc.	3,700	422,864
Shimizu Corp.	27,200	482,868
Shin-Etsu Chemical Co. Ltd.	81,100	2,696,499
Shionogi & Co. Ltd.	38,400	790,105
Shiseido Co. Ltd.	16,700	284,612
Shizuoka Financial Group, Inc.	22,300	364,005
SMC Corp.	2,700	1,052,800
SoftBank Corp.	1,358,800	1,840,978
SoftBank Group Corp.	191,600	5,282,476
Sojitz Corp.	9,900	361,190
Sompo Holdings, Inc.	43,500	1,499,066
Sony Group Corp.	286,700	6,419,433

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Japan — 21.5% (continued)
Square Enix Holdings Co. Ltd.	11,300	195,878
Stanley Electric Co. Ltd.	5,100	100,671
Subaru Corp.	26,800	578,009
Sugi Holdings Co. Ltd.	4,900	113,050
Sumitomo Chemical Co. Ltd.	72,100	219,675
Sumitomo Corp.	50,800	2,057,884
Sumitomo Electric Industries Ltd.	35,300	1,538,683
Sumitomo Forestry Co. Ltd.	26,400	286,573
Sumitomo Heavy Industries Ltd.	5,300	165,466
Sumitomo Metal Mining Co. Ltd.	13,000	788,798
Sumitomo Mitsui Financial Group, Inc.	183,900	6,523,407
Sumitomo Mitsui Trust Group, Inc.	30,400	1,008,604
Sumitomo Realty & Development Co. Ltd.	41,000	1,141,547
Sumitomo Rubber Industries Ltd.	8,000	129,133
Sundrug Co. Ltd.	3,400	90,808
Suntory Beverage & Food Ltd.	5,000	157,948
Suzuki Motor Corp.	78,000	1,065,130
Sysmex Corp.	19,600	186,394
T&D Holdings, Inc.	24,000	591,676
Taisei Corp.	7,800	778,180
Takeda Pharmaceutical Co. Ltd.	73,600	2,501,045
TBS Holdings, Inc.	5,700	221,334
TDK Corp.	92,800	1,191,733
Terumo Corp.	65,100	851,415
The Chiba Bank Ltd.	30,400	410,694
The Kansai Electric Power Company, Inc.	43,900	702,354
The Yokohama Rubber Company Ltd.	7,000	276,352
TIS, Inc.	10,400	303,249
Tobu Railway Co. Ltd.	10,300	182,083
Toei Animation Co. Ltd.	1,500	24,942
Toho Co. Ltd.	5,200	265,528
Tohoku Electric Power Co., Inc.	18,700	135,286
Tokio Marine Holdings, Inc.	83,700	3,107,415
Tokyo Century Corp.	6,400	89,221
Tokyo Electric Power Co. Holdings, Inc.(a)	67,100	252,680
Tokyo Electron Ltd.	21,700	5,811,144
Tokyo Gas Co. Ltd.	15,300	679,008
Tokyo Metro Co. Ltd.	13,500	144,618
Tokyu Corp.	23,100	261,384
Tokyu Fudosan Holdings Corp.	26,800	247,830
TOPPAN Holdings, Inc.	12,600	389,125
Toray Industries, Inc.	72,600	535,817
Tosoh Corp.	15,500	253,309
TOTO Ltd.	6,900	217,431
Toyo Suisan Kaisha Ltd.	4,000	286,011
Toyota Industries Corp.	7,900	1,011,698
Toyota Motor Corp.	508,800	11,557,340
Toyota Tsusho Corp.	32,900	1,195,627
Trend Micro, Inc.(a)	6,100	239,239
Tsuruha Holdings, Inc.(b)	7,000	111,902
Unicharm Corp.	48,200	293,524

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Japan — 21.5% (continued)
United Urban Investment Corp.	177	205,043
USS Co., Ltd.	18,300	202,503
West Japan Railway Co.	20,400	417,760
Yakult Honsha Co. Ltd.	12,600	203,547
Yamada Holdings Co., Ltd.	34,500	121,240
Yamaha Corp.	15,100	109,486
Yamaha Motor Co. Ltd.	44,100	332,623
Yamato Holdings Co. Ltd.	14,200	185,992
Yamazaki Baking Co. Ltd.	4,900	103,679
Yaskawa Electric Corp.	10,300	328,176
Yokogawa Electric Corp.	9,800	325,777
Yokohama Financial Group, Inc.	51,300	466,908
Zensho Holdings Co. Ltd.	4,600	249,800
ZOZO, Inc.	17,300	143,101
		256,993,166
Luxembourg — .2%
ArcelorMittal SA	20,617	1,127,757
CVC Capital Partners PLC(b),(c)	30,830	547,588
Tenaris SA	15,626	348,740
Zabka Group SA(a)	22,307	136,251
		2,160,336
Macau — .0%
MGM China Holdings Ltd.	54,400	87,071
Sands China Ltd.	122,000	266,036
		353,107
Mexico — .0%
Fresnillo PLC	9,342	474,580
Netherlands — 4.6%
ABN AMRO Bank NV, CVA(c)	27,605	1,020,023
Adyen NV(a),(c)	1,327	1,978,707
Argenx SE(a)	2,938	2,459,926
ASM International NV	2,234	1,886,427
ASML Holding NV	18,252	26,395,026
EXOR NV	3,368	276,867
Ferrovial SE	23,462	1,591,524
Heineken Holding NV	5,935	439,875
Heineken NV	13,511	1,114,531
ING Groep NV	138,125	4,078,449
Koninklijke Ahold Delhaize NV	43,662	1,712,032
Koninklijke KPN NV	163,781	800,414
Koninklijke Philips NV	40,018	1,148,771
Nebius Group NV(a),(b)	10,045	855,734
NXP Semiconductors NV	12,127	2,742,400
Prosus NV	61,128	3,523,707
Stellantis NV	91,492	901,881
The Magnum Ice Cream Co. NV(a)	23,170	412,541
Universal Music Group NV	44,886	1,104,288
Wolters Kluwer NV	11,018	1,033,929
		55,477,052
New Zealand — .2%
Auckland International Airport Ltd.	78,660	392,991

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
New Zealand — .2% (continued)
Contact Energy Ltd.	43,156	244,063
Fisher & Paykel Healthcare Corp. Ltd.	26,186	616,281
Infratil Ltd.	43,921	294,348
Mainfreight Ltd.	3,656	148,491
Mercury NZ Ltd.	33,548	128,445
Meridian Energy Ltd.	60,043	205,191
Spark New Zealand Ltd.	94,044	128,555
The a2 Milk Company Ltd.	33,025	197,155
Xero Ltd.(a)	7,287	478,585
		2,834,105
Norway — .7%
Aker ASA, Cl. A	1,053	97,412
Aker BP ASA	14,592	427,770
AutoStore Holdings Ltd.(a)	58,043	67,965
DNB Bank ASA	39,209	1,130,230
Equinor ASA	26,822	718,118
Frontline PLC	6,646	190,053
Gjensidige Forsikring ASA	8,700	248,156
Kongsberg Gruppen ASA	21,665	746,049
Leroy Seafood Group ASA	15,133	74,853
Mowi ASA	22,232	512,776
Nordic Semiconductor ASA(a)	8,192	110,603
Norsk Hydro ASA	63,135	567,745
Orkla ASA	32,764	389,794
Protector Forsikring ASA	3,299	179,745
Salmar ASA	3,224	192,452
SpareBank 1 SMN	5,879	118,596
SpareBank 1 Sor-Norge ASA	11,778	238,773
Sparebanken Norge	6,512	130,253
Storebrand ASA	19,004	333,593
Telenor ASA	27,935	471,450
TOMRA Systems ASA	11,819	157,725
Var Energi ASA	43,224	157,018
Vend Marketplaces ASA, Cl. B	7,932	219,970
Wallenius Wilhelmsen ASA	4,740	55,157
Yara International ASA	7,382	340,836
		7,877,092
Poland — .5%
Allegro.eu SA(a),(c)	27,395	226,358
Asseco Poland SA	2,475	151,593
Bank Millennium SA(a)	35,466	172,499
Bank Polska Kasa Opieki SA	8,922	546,974
Budimex SA(b)	730	142,187
CCC SA(a),(b)	3,047	101,499
CD Projekt SA	3,433	252,207
Dino Polska SA(a),(c)	20,710	220,022
InPost SA(a),(b)	10,758	168,938
KGHM Polska Miedz SA(a)	6,718	630,890
LPP SA	50	277,829
mBank SA(a)	693	203,411
ORLEN SA	28,089	857,519

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Poland — .5% (continued)
PGE Polska Grupa Energetyczna SA(a)	47,617	135,189
Powszechna Kasa Oszczednosci Bank Polski SA	40,739	1,066,528
Powszechny Zaklad Ubezpieczen SA	26,899	533,059
Santander Bank Polska SA	1,931	305,347
		5,992,049
Portugal — .2%
Banco Comercial Portugues SA, Cl. R	338,123	367,817
EDP SA	135,086	693,767
Galp Energia SGPS SA	20,726	412,508
Jeronimo Martins SGPS SA	13,396	317,298
The Navigator Company SA(b)	15,859	60,260
		1,851,650
Russia — .0%
Evraz PLC(a),(d)	2,845	0
Singapore — 1.5%
CapitaLand Ascendas REIT	181,196	406,941
CapitaLand Integrated Commercial Trust	275,701	519,248
CapitaLand Investment Ltd.	107,000	259,701
City Developments Ltd.	15,800	115,543
DBS Group Holdings Ltd.	96,199	4,487,770
Genting Singapore Ltd.	265,200	153,603
Grab Holdings Ltd., Cl. A(a)	128,569	552,847
Hafnia Ltd.	15,374	94,848
Jardine Cycle & Carriage Ltd.	2,800	70,143
Keppel Ltd.	64,900	558,989
Mapletree Industrial Trust	108,600	180,572
Mapletree Logistics Trust	153,800	163,617
Mapletree Pan Asia Commercial Trust	106,200	122,184
Oversea-Chinese Banking Corp. Ltd.	153,719	2,571,674
SATS Ltd.	48,800	145,746
Sea Ltd., ADR(a)	14,040	1,635,520
Seatrium Ltd.	162,280	269,827
Sembcorp Industries Ltd.	38,400	182,468
Singapore Airlines Ltd.	63,400	317,250
Singapore Exchange Ltd.	38,800	539,042
Singapore Technologies Engineering Ltd.	75,500	583,058
Singapore Telecommunications Ltd.	335,700	1,214,234
United Overseas Bank Ltd.	61,600	1,857,708
UOL Group Ltd.	28,600	244,306
Wilmar International Ltd.	81,600	217,986
		17,464,825
Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	8,640	972,871
Aena SME SA(c)	35,421	1,105,300
Amadeus IT Group SA	21,620	1,456,285
Banco Bilbao Vizcaya Argentaria SA	272,710	6,959,040
Banco Santander SA	703,103	9,016,929
CaixaBank SA	168,118	2,231,027
Cellnex Telecom SA(c)	28,642	886,608
Endesa SA	14,360	531,124
Iberdrola SA	291,297	6,558,324

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Spain — 2.9% (continued)
Iberdrola SA(a)	3,973	89,449
Industria de Diseno Textil SA	52,997	3,467,647
Naturgy Energy Group SA	4,628	145,791
Repsol SA	54,928	1,081,792
Telefonica SA	190,918	775,637
		35,277,824
Sweden — 3.1%
AAK AB(b)	9,225	258,443
AddTech AB, Cl. B	11,541	379,127
Alfa Laval AB	13,763	804,426
Assa Abloy AB, Cl. B	46,617	1,895,276
Atlas Copco AB, Cl. A	121,665	2,525,453
Atlas Copco AB, Cl. B	73,305	1,326,193
Avanza Bank Holding AB	5,399	211,941
Axfood AB	5,689	196,076
Beijer Ref AB	18,696	267,908
Boliden AB(a)	13,558	959,693
Castellum AB	17,267	214,759
Coffee Stain Group AB, Cl. B(a)	6,054	12,679
Embracer Group AB(a)	6,129	33,701
Epiroc AB, Cl. A	30,682	865,463
Epiroc AB, Cl. B	18,343	460,427
EQT AB	24,991	954,216
Essity AB, Cl. B	27,758	825,316
Evolution AB(c)	6,236	407,597
Fastighets AB Balder, Cl. B(a)	31,167	236,034
Getinge AB, Cl. B	10,931	241,285
H & M Hennes & Mauritz AB, Cl. B(b)	25,747	518,736
Hexagon AB, Cl. B	98,159	1,115,512
Holmen AB, Cl. B	3,157	119,044
Husqvarna AB, Cl. B	18,189	93,757
Industrivarden AB, Cl. A	4,726	237,575
Industrivarden AB, Cl. C	8,039	404,845
Indutrade AB	12,787	301,899
Investment AB Latour, Cl. B	7,091	177,911
Investor AB, Cl. A	23,978	923,121
Investor AB, Cl. B	84,014	3,257,206
L E Lundbergforetagen AB, Cl. B	2,215	132,616
Lifco AB, Cl. B	10,514	363,680
Nibe Industrier AB, Cl. B	66,161	254,861
Nordnet AB publ	6,850	223,168
Saab AB, Cl. B	14,629	1,145,730
Sagax AB, Cl. B	11,077	245,884
Sandvik AB	51,149	2,032,150
Sectra AB, Cl. B	6,249	155,444
Securitas AB, Cl. B	24,705	410,529
Skandinaviska Enskilda Banken AB, Cl. A	73,415	1,586,937
Skanska AB, Cl. B	16,483	504,419
SKF AB, Cl. B	16,489	433,262
SSAB AB, Cl. A	12,038	100,713
SSAB AB, Cl. B	26,391	219,482

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Sweden — 3.1% (continued)
Svenska Cellulosa AB SCA, Cl. B	26,923	339,265
Svenska Handelsbanken AB, Cl. A	65,395	1,038,667
Svenska Handelsbanken AB, Cl. B	2,425	64,048
Sweco AB, Cl. B	8,715	145,213
Swedbank AB, Cl. A	41,950	1,642,979
Swedish Orphan Biovitrum AB(a)	9,107	346,698
Tele2 AB, Cl. B	24,733	455,279
Telefonaktiebolaget LM Ericsson, Cl. B	142,740	1,558,615
Telia Co. AB	107,970	494,584
Thule Group AB	5,446	130,917
Trelleborg AB, Cl. B	9,779	397,689
Volvo AB, Cl. A	10,149	371,462
Volvo AB, Cl. B	71,457	2,615,388
Volvo Car AB, Cl. B(a),(b)	27,473	92,360
		37,727,658
Switzerland — 7.8%
ABB Ltd.	76,064	6,584,542
Alcon AG	24,034	1,948,188
Amrize Ltd.(a)	22,430	1,181,140
Chocoladefabriken Lindt & Spruengli AG	45	646,322
Cie Financiere Richemont SA, Cl. A	25,434	4,939,491
DSM-Firmenich AG	11,697	921,199
Galderma Group AG	5,222	975,840
Geberit AG	1,573	1,204,390
Givaudan SA	445	1,726,719
Glencore PLC	458,425	3,140,651
Holcim AG(a)	23,574	2,435,005
Kuehne + Nagel International AG	2,305	534,905
Lonza Group AG	3,379	2,303,714
Nestle SA	123,466	11,773,402
Novartis AG	91,320	13,592,752
Partners Group Holding AG	1,025	1,397,636
Roche Holding AG	33,726	15,359,663
Roche Holding AG, BR	1,460	674,969
Schindler Holding AG	968	357,634
Schindler Holding AG, PC	1,974	764,427
SGS SA	8,181	985,906
Sika AG	7,198	1,386,226
STMicroelectronics NV	30,016	851,116
Straumann Holding AG	5,206	629,412
Swiss Life Holding AG	1,362	1,497,041
Swiss Re AG(a)	13,860	2,221,956
Swisscom AG	1,242	1,021,761
UBS Group AG	151,453	7,157,165
Zurich Insurance Group AG	6,998	4,989,159
		93,202,331
United Kingdom — 12.1%
3i Group PLC	47,012	2,161,805
Admiral Group PLC	10,505	396,426
Anglo American PLC	47,746	2,232,903
Ashtead Group PLC	20,496	1,318,249

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
United Kingdom — 12.1% (continued)
Associated British Foods PLC	14,589	381,376
AstraZeneca PLC	72,078	13,451,632
Autotrader Group PLC(c)	36,996	273,131
Aviva PLC	145,086	1,265,842
BAE Systems PLC	143,104	3,876,433
Barclays PLC	669,820	4,468,960
Barratt Redrow PLC	66,363	353,521
BP PLC	682,371	4,342,948
British American Tobacco PLC	100,137	6,013,194
BT Group PLC	280,166	735,660
Bunzl PLC	15,272	429,200
Centrica PLC	235,489	617,055
Coca-Cola European Partners PLC	9,868	904,896
Compass Group PLC	82,456	2,474,597
Convatec Group PLC(c)	82,714	261,060
Croda International PLC	5,306	198,630
Diageo PLC	105,484	2,425,294
GSK PLC	194,490	5,008,172
Haleon PLC	425,035	2,209,951
Halma PLC	18,700	909,429
Hikma Pharmaceuticals PLC	7,843	164,560
HSBC Holdings PLC	830,695	14,652,551
ICG PLC	14,849	369,834
Imperial Brands PLC	36,525	1,536,723
Informa PLC	63,930	772,006
InterContinental Hotels Group PLC	6,915	932,142
International Consolidated Airlines Group SA	168,078	964,558
Intertek Group PLC	7,878	482,585
J Sainsbury PLC	83,909	368,922
JD Sports Fashion PLC	96,617	108,426
Kingfisher PLC	86,556	400,871
Land Securities Group PLC	35,498	316,873
Legal & General Group PLC	266,782	970,509
Lloyds Banking Group PLC	2,827,967	4,227,999
London Stock Exchange Group PLC	22,408	2,497,465
M&G PLC	110,335	468,454
Marks & Spencer Group PLC	98,442	494,554
Melrose Industries PLC	60,859	522,796
National Grid PLC	236,442	4,005,429
NatWest Group PLC	372,154	3,397,100
Next PLC	5,528	1,006,256
Pearson PLC	30,621	402,296
Phoenix Group Holdings PLC	34,797	353,113
Reckitt Benckiser Group PLC	32,605	2,725,696
RELX PLC	88,152	3,119,729
Rentokil Initial PLC	122,414	757,098
Rightmove PLC	34,355	233,078
Rio Tinto PLC	51,497	4,761,527
Rolls-Royce Holdings PLC	403,094	6,698,597
Schroders PLC	40,186	249,036
Segro PLC	59,479	619,170

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
United Kingdom — 12.1% (continued)
Severn Trent PLC	13,353	536,517
Shell PLC	278,280	10,669,443
Smith & Nephew PLC	41,635	709,600
Smiths Group PLC	15,999	551,061
Spirax Group PLC	3,443	343,246
SSE PLC	54,904	1,824,784
Standard Chartered PLC	90,782	2,319,598
Tesco PLC	307,513	1,794,279
The Sage Group PLC	45,655	599,812
The Weir Group PLC	12,586	557,167
Unilever PLC	102,756	6,966,449
United Utilities Group PLC	33,796	578,316
Vodafone Group PLC	923,447	1,360,973
Whitbread PLC	8,369	312,834
Wise PLC, Cl. A(a)	33,640	435,312
WPP PLC	44,096	182,621
		145,032,329
United States — .2%
Brookfield Asset Management Ltd., Cl. A	19,034	950,892
RB Global, Inc.	9,107	1,039,455
		1,990,347
Total Equity Securities - Common Stocks (cost $912,548,582)		1,187,449,026

	Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — .2%
Germany — .2%
Bayerische Motoren Werke AG	4.32	2,889	300,386
Dr. Ing. h.c. F. Porsche AG(b),(c)	2.31	4,664	228,656
Henkel AG & Co. KGaA	2.04	7,825	690,359
Sartorius AG	0.74	1,185	332,417
Volkswagen AG	6.36	9,644	1,177,707
Total Equity Securities - Preferred Stocks (cost $2,546,900)			2,729,525

Number of Rights
Rights — .0%
Spain — .0%
ACS Actividades de Construccion y Servicios SA, expiring 2/4/2026(a) (cost $4,602)	8,605	4,750

Shares
Warrants — .0%
Canada — .0%
Constellation Software, Inc., expiring 3/31/2040 (cost $0)	563	0

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $2,320,734)	3.65	2,320,734	2,320,734
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $3,003,542)	3.65	3,003,542	3,003,542
Total Investments (cost $920,424,360)		99.9%	1,195,507,577
Cash and Receivables (Net)		.1%	733,014
Net Assets		100.0%	1,196,240,591

ADR—American Depositary Receipt
BR—Bearer Certificate
CDI—CREST Depository Interest
CVA—Company Voluntary Arrangement
PC—Participation Certificate
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $7,376,592 and the value of the collateral was
$7,929,807, consisting of cash collateral of $3,003,542 and U.S. Government & Agency securities valued at $4,926,265.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to $10,896,464 or .9% of net assets.

(d)	The fund held Level 3 securities at January 31, 2026. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
MSCI EAFE Index	26	3/20/2026	3,816,410	3,947,840	131,430
S&P/TSX 60 Index	2	3/19/2026	549,687(a)	547,266	(2,421)
Gross Unrealized Appreciation					131,430
Gross Unrealized Depreciation					(2,421)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon International Equity ETF
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,187,449,026	—	0	1,187,449,026
Equity Securities - Preferred Stocks	2,729,525	—	—	2,729,525
Rights	4,750	—	—	4,750
Warrants	—	0	—	0
Investment Companies	5,324,276	—	—	5,324,276
	1,195,507,577	0	0	1,195,507,577
Other Financial Instruments:
Futures††	131,430	—	—	131,430
	131,430	—	—	131,430
Liabilities ($)
Other Financial Instruments:
Futures††	(2,421)	—	—	(2,421)
	(2,421)	—	—	(2,421)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
At January 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $275,212,226, consisting of $301,416,738 gross unrealized appreciation and $26,204,512 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.